Document and Entity Information	Jun. 02, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Fidelity National Information Services, Inc.
Entity Central Index Key	0001136893
Document Type	8-K
Document Period End Date	Jun. 02, 2016
Amendment Flag	false